[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05082
THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Malaysia Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.2%)
(Unless Otherwise Noted)
Automobiles (5.6%)
DRB-Hicom Bhd		3,659,000	$1,524
Proton Holdings Bhd		512,000	1,121
TAN Chong Motor Holdings Bhd		1,309,000	580
			3,225
Capital Markets (5.0%)
CIMB Bhd		1,719,444	2,874
Commercial Banks (18.4%)
Commerce Asset Holdings Bhd		2,446,000	3,634
Malayan Banking Bhd		1,710,500	5,265
Public Bank Bhd		989,390	1,772
			10,671
Construction & Engineering (9.8%)
Gamuda Bhd		2,218,000	2,636
IJM Corp. Bhd		743,000	958
JAKS Resources Bhd	(a)	1,279,000	360
Road Builder (Malaysia) Holdings Bhd		1,769,000	924
TRC Synergy Bhd		2,252,400	771
			5,649
Diversified Telecommunication Services (4.1%)
Telekom Malaysia Bhd		860,000	2,373
Electric Utilities (4.8%)
Tenaga Nasional Bhd		967,000	2,771
Electronic Equipment & Instruments (0.1%)
KrisAssets Holdings Bhd	(a)(b)	82,028	61
Food Products (4.0%)
IOI Corp. Bhd		730,000	2,305
Hotels, Restaurants & Leisure (11.8%)
Berjaya Sports Toto Bhd		511,000	542
Genting Bhd		403,800	2,293
Magnum Corp. Bhd		1,559,000	856
Resorts World Bhd		667,700	1,949
Tanjong plc		314,000	1,208
			6,848
Industrial Conglomerates (3.2%)
Sime Darby Bhd		1,125,000	1,851
Insurance (1.3%)
MAA Holdings Bhd		607,000	731
Marine (2.4%)
Malaysia International Shipping Corp. Bhd		287,000	1,409
Media (2.0%)
Star Publications Malaysia Bhd		603,000	1,184
Multi-Utilities & Unregulated Power (4.9%)
YTL Corp. Bhd		1,955,733	2,854
Real Estate (14.7%)
Bandar Raya Developments Bhd		1,050,000	334
Glomac Bhd		1,763,000	603
IGB Corp. Bhd		1,539,000	551
IOI Properties Bhd		415,000	848
MK Land Holdings Bhd		3,860,000	917
Naim Cendera Holdings Bhd		2,311,000	1,889
Selangor Properties Bhd		1,105,000	698
SP Setia Bhd		2,576,499	2,652
			8,492
Specialty Retail (0.8%)
Courts Mammoth Bhd		1,253,000	455

1

Tobacco (2.2%)
British American Tobacco (Malaysia) Bhd	126,000	1,270
Water Utilities (2.1%)
Puncak Niaga Holding Bhd	1,643,000	1,216
TOTAL COMMON STOCKS (Cost $46,696)		56,239

No. of
Warrants
WARRANTS (0.0%)
IJM Corp. Bhd, expiring 8/20/10 (Cost $2)	(a)	148,600	22

		Face
		Amount
		(000)
CORPORATE BOND (0.0%)
Media (0.0%)
Media Prima Bhd 2.00%, 7/18/08 (Cost $26)	(a)	MYR	100	24
SHORT-TERM INVESTMENT (1.5%)
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $860 (Cost $860)	(c)		$860	860
TOTAL INVESTMENTS+(98.7%) (Cost $47,584)				57,145
OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)				763
NET ASSETS (100%)				$57,908

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair value — At September 30, 2005, the Fund held $61,000 of fair valued securities, representing 0.1% of net assets.

(c)                                  Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase  agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $47,584,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,561,000 of which $14,328,000 related to appreciated securities and $4,767,000 related to depreciated securities.

MYR                    Malaysian Ringgit

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Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005